Cover	Nov. 04, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2021
Entity File Number	001-35731
Entity Registrant Name	InspireMD, Inc.
Entity Central Index Key	0001433607
Entity Tax Identification Number	26-2123838
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Menorat Hamaor St.
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6744832
City Area Code	(888)
Local Phone Number	776-6804
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NSPR
Security Exchange Name	NASDAQ
Series B Warrants, exercisable for one share of Common Stock
Title of 12(b) Security	Series B Warrants, exercisable for one share of Common Stock
Trading Symbol	NSPRW
Security Exchange Name	NASDAQ